Property and equipment	6 Months Ended
Jun. 30, 2026
Property And Equipment
Property and equipment

4.	Property and equipment:

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Additions	-	748	-	-	962	1,710
Depreciation	(120)	(305)	(5)	(21)		(451)
Transfer	395	-	-	-	(395)	-

Balance at June 30, 2026	$1,524	$1,828	$12	$9	$941	$4,314

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Cost	$12,127	$26,199	$377	$1,162	$941	$40,806

Accumulated depreciation	(10,603)	(24,371)	(365)	(1,153)	-	(36,492)

Balance at June 30, 2026	$1,524	$1,828	$12	$9	$941	$4,314

During the six months ended June 30, 2026, the Company purchased $619 of computer equipment using an equipment financing loan and disposed of $1,315 of fully depreciated computer equipment. The Company recorded a $6k loss on disposal for the cost to dispose of the equipment.